Average Annual Total Returns - Target Retirement 2050 Fund	None or same as Fund Name 1 Year	None or same as Fund Name 5 Years	None or same as Fund Name 10 Years	None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years
Total	10.52%	9.48%	7.41%	8.78%	7.40%	6.08%	7.18%	7.04%	5.69%	13.86%	11.44%		16.25%	12.26%	9.13%